Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits
Schedule of employee welfare benefits expenses	The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands
Contributions to medical and pension schemes	814,296	732,465	754,203
Other employee benefits	92,797	108,142	97,056

Total	907,093	840,607	851,259